Organization and Principal Activities	12 Months Ended
Mar. 31, 2026
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

NOTE 1 — ORGANIZATION AND PRINCIPAL ACTIVITIES

K-Tech Solutions Company Limited (the “Company”), was incorporated in the British Virgin Islands (“BVI”) with limited liability under Companies Act on December 2, 2024. The registered office of the Company is Craigmuir Chambers, Road Town, Tortola, VG 1110, British Virgin Islands.

The Company is controlled by Kwok Yiu Keung, Kwok Yiu Fai and Kwok Yiu Wah. Kwok Yiu Keung, Kwok Yiu Fai and Kwok Yiu Wah are referred to as the controlling shareholders.

The Company is principally engaged in design, development, testing and sales of a diverse portfolio of toy products ranging from simple plastic toy products to more complex electromechanical toy products in Hong Kong through its direct wholly owned subsidiary that is incorporated and domiciled in Hong Kong, namely K-Mark Technology Limited (“K-Mark Technology”).

Details of the Company are set out in the table as follows:

	Date of	Percentage of effective ownership		Place of	Principal
Name	incorporation	2026	2025	incorporation	activities
K-Tech Solutions Company Limited	December 2, 2024	Parent	Parent	British Virgin Islands	Investment holdings
K-Mark Technology Limited	November 4, 2016	100% (Direct)	100% (Direct)	Hong Kong	Design, development, testing and sales of diverse portfolio of toy products

Reorganisation

The Company was incorporated in the BVI on December 2, 2024, and is a holding company with no material operations. K-Mark Technology Limited was incorporated in Hong Kong as a limited liability company.

On December 30, 2024, as part of the reorganization, the Company acquired K-Mark Technology Limited. As a result, K-Mark Technology Limited became a direct wholly owned subsidiary of the Company.

During the years presented in these consolidated and combined financial statements, the control of these entities has been demonstrated by Kwok Yiu Keung, Kwok Yiu Fai and Kwok Yiu, as joint owners, as if the Reorganization had taken place at the beginning of the earlier date presented. Accordingly, the combination has been treated as a corporate restructuring of entities under common control and thus the current capital structure has been retroactively presented in prior periods as if such structure existed at that time and in accordance with ASC 805-50-45-5, the entities under common control are presented on a consolidated basis for all periods to which such entities were under common control. The combination of the Company and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated and combined financial statements.

These accompanying consolidated and combined financial statements reflect the application of certain significant accounting policies as described in this note and elsewhere in the accompanying consolidated and combined financial statements and notes.

Earnings per share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, Earnings per Share (“ASC 260”). ASC 260 requires companies to present basic and diluted EPS. Basic EPS is computed by dividing net earnings attributable to ordinary shareholders by the weighted-average number of ordinary shares outstanding during the period. Diluted EPS further takes into account of the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised and converted into ordinary shares. For the years ended March 31, 2024, 2025 and 2026, the Company had no dilutive securities.

On July 17, 2025, the Company completed its initial public offering and issued 1,600,000 Class A ordinary shares at a price of US$4.00.

The above issuances are reflected in the weighted-average number of shares based on the number of days they were outstanding during the year.